Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Supplemental Information Related To Statements Of Cash Flows

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Cash paid during the year:
Interest	¥5,642	¥4,732	¥6,914
Income taxes	37,876	20,515	44,207
Non-cash investing and financing activities:
Retirement of treasury stock	19,152	—	—
Obtaining assets by entering into capital leases	772	471	201